OTHER BALANCE SHEET INFORMATION (Details) - USD ($)	Nov. 14, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses & other:
Prepaid insurance		$ 19,236	$ 24,576	$ 10,679
Deferred closing costs		196,282	$ 83,941
Annual license fees		166,666
Other		29,280	$ 50,332
Prepaid expenses & other		411,464	158,849	52,959
Accrued expenses & other:
Professional fees		23,598	47,028	$ 51,646
Accrued dividends	$ 5,102	375,371	588,588
Deferred salary		88,958	63,542
Accrued interest on Notes Payable		224,944	53,749
Research and development		23,228	170,292
Other		233,345	151,412
Accrued expenses and other		$ 1,569,444	$ 1,074,611